Supplement dated May 1, 2024, to the following Statements of Additional Information, each as may have been previously amended or supplemented:

American Beacon AHL Trend ETF

Statement of Additional Information dated August 28, 2023

American Beacon GLG Natural Resources ETF

Statement of Additional Information dated February 1, 2024

American Beacon U.S. Government Money Market Select Fund

Statement of Additional Information dated May 1, 2024

Effective May 1, 2024, the following changes are made to each Statement of Additional Information referenced above:

I.	Under the heading “Trustees and Officers of the Trust - Principal Officers of the Trust,” the information regarding Mr. Jeffrey K. Ringdahl is deleted.

II.	Under the heading “Trustees and Officers of the Trust - Principal Officers of the Trust,” the information regarding Ms. Rebecca L. Harris and Mr. Gregory Stumm is deleted and replaced with the following:
Name and Year of Birth	Position and Length of Time Served on the American Beacon Funds and American Beacon Select Funds	Position and Length of Time Served on the American Beacon Institutional Funds Trust	Principal Occupation(s) and Directorships During Past 5 Years
Rebecca L. Harris (1966)	President Since May 2024 Vice President 2022-2024	President Since May 2024 Vice President 2022-2024	Director (2024-Present), President (2024-Present), Chief Executive Officer (2024-Present), Senior Vice President (2021-2024), Vice President (2011-2021), American Beacon Advisors, Inc.; Director (2024-Present), President (2024-Present), Chief Executive Officer (2024-Present), Senior Vice President (2021-2024), Vice President (2017-2021), Resolute Investment Managers, Inc.; Director (2024-Present), President (2024-Present), Chief Executive Officer (2024-Present), Senior Vice President (2021-2024), Vice President (2017-2021), Resolute Investment Services, Inc.; Vice President, Alpha Quant Advisors, LLC (2016-2020); Vice President (2018-2022), Director (2022) Continuous Capital, LLC; Director (2022-Present) National Investment Services of America, LLC; Director (2022-Present) RSW Investments Holdings LLC; Director (2022-Present) Shapiro Capital Management LLC; Director (2022-Present) SSI Investment Management LLC; Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-2021); Assistant Secretary, American Beacon Funds (2010 – 2022); Assistant Secretary, American Beacon Select Funds (2010 – 2022); Assistant Secretary, American Beacon Institutional Funds Trust (2017 – 2022).
Gregory Stumm (1981)	Vice President since 2022	Vice President since 2022	Senior Vice President, American Beacon Advisors, Inc. (2022-Present); Senior Vice President, Resolute Investment Managers, Inc. (2022-Present); Senior Vice President, Resolute Investment Services, Inc. (2022-Present); President (2024-Present), Chief Executive Officer (2024-Present), Director (2022-Present), Senior Vice President (2022-2024), Resolute Investment Distributors, Inc.; Director (2024-Present), National Investment Services of America, LLC; Director (2024-Present), RSW Investments Holdings LLC; Director (2024-Present), Shapiro Capital Management LLC; Director (2024-Present), SSI Investment Management LLC.

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